Employee compensation and benefits - Employee compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Compensation And Benefits [Abstract]
Wages and salaries	$ 14,751	$ 15,227	$ 15,735
Social security costs	1,490	1,419	1,312
Post-employment benefits	1,132	669	1,042
Employee compensation and benefits	$ 17,373	$ 17,315	$ 18,089